Reconciliation of Federal statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	34.00%	34.00%
State income taxes	5.10%	5.50%
Research and development tax credits	68.60%	3.30%
Permanent items	(41.70%)	(0.80%)
Change in valuation allowance	(60.90%)	(41.70%)
Return-to-provision adjustments	3.60%
Change in deferred taxes	(9.00%)
Other	0.20%	(0.30%)
Effective income tax rate	(0.10%)	0.00%